Organization and Business Description	6 Months Ended
Jun. 30, 2026
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

1. ORGANIZATION AND BUSINESS DESCRIPTION

History of TOYO Co., Ltd

TOYO was incorporated on May 16, 2023, under the laws of the Cayman Islands as an exempted company with limited liability. The Company commenced operations on November 8, 2022, through its a wholly owned subsidiary TOYO Solar Company Limited (“TOYO Solar”, formerly known as “Vietnam Sunergy Cell Company Limited”), which is a limited liability company established under the laws of the Socialist Republic of Vietnam (“Vietnam”). TOYO and its subsidiaries (the “Company”) are primarily engaged in design, manufacture and sales of solar cells and solar modules and related businesses.

As of June 30, 2026, the accompanying unaudited condensed consolidated financial statements reflect the activities of TOYO and each of the following entities:

Name of Entity	Date of Incorporation	Place of Incorporation	Ownership	Principal Activities
Parent company:
TOYO	May 16, 2023	Cayman Islands	Parent	Investment holding
Wholly owned subsidiaries of TOYO
TOPTOYO Investment Pte. Ltd. (“SinCo”)	April 26, 2023	Singapore	100% owned by TOYO	Sales of solar cells and related businesses
TOYO Solar	November 8, 2022	Vietnam	100% owned by SinCo	Design, manufacture and sales of solar cells and related businesses
TOYO China Co., Ltd. (“TOYO China”)	November 20, 2023	China	100% owned by TOYO Solar	Sales of solar cells and related businesses
TOYO Holdings LLC (“TOYO USA Holding”)	June 25, 2024	USA	100% owned by SinCo	Investment holding
TOYO America LLC (“TOYO America”)	August 29, 2024	USA	100% owned by TOYO USA Holding	Sales of solar cells and solar modules and related businesses
TOYO Solar LLC	August 29, 2024	USA	100% owned by TOYO USA Holding	Investment holding
TOYO Solar Texas LLC (formerly named as Solar Plus Technology Texas LLC, “TOYO Texas”)	November 25, 2024	USA	100% owned by TOYO Solar LLC	Design, manufacture and sales of solar modules and related businesses
TOYO Solar (Singapore) Pte. Ltd. (“TOYO Singapore”)	August 14, 2024	Singapore	100% owned by SinCo	Sales of solar cells and related businesses
TOYO Solar Manufacturing One Member PLC (“TOYO Ethiopia”)	October 11, 2024	Ethiopia	100% owned by SinCo	Design, manufacture of solar cells and related businesses
TOYO Energy LLC (“TOYO Solar PLC”)	April 21, 2025	USA	100% owned by TOYO USA Holding	Sales of solar cells and related businesses
TOYO Solar Clean Energy Company Limited (“TOYO Solar Clean Energy”)	December 5, 2025	Vietnam	100% owned by SinCo	Design, manufacture and sales of solar modules and related businesses

Reorganization of TOYO

On February 27, 2024, TOYO completed the reorganization of entities under common control of its then existing shareholders, who collectively owned 100% of the equity interests of TOYO Solar prior to the reorganization. TOYO and 100% owned by SinCo were established as holding companies of TOYO Solar, and all these entities are under common control which results in the consolidation of TOYO Solar, which have been accounted for as a reorganization of entities under common control at carrying value.

On February 23, 2024, the Company issued 41,000,000 ordinary shares, at par value of $0.0001 per share (the “Ordinary Shares”), to all existing shareholders on a pro rata basis.

The Company believed that it was appropriate to reflect the reorganization on a retroactive basis as if such structure existed at that time and in accordance with ASC 805-50-45-5, the entities under common control are presented on a combined basis for all periods to which such entities were under common control. The Company has retroactively adjusted all share and per share data for all periods presented. The unaudited condensed consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first year presented in the unaudited condensed consolidated financial statements.

History of Blue World Acquisition Corporation (“BWAQ”)

BWAQ is a blank check company incorporated as a Cayman Islands exempted company on July 19, 2021, and formed for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization, or similar business combination with one or more businesses. The registration statement for BWAQ’s Initial Public Offering (“Initial Public Offering”) was declared effective on January 31, 2022.

As a part of Business Combination, BWAQ merged with and into TOYOone Limited, a Cayman Islands exempted company and wholly-owned subsidiary of TOYO (“Merger Sub”), with Merger Sub continuing as the surviving company.

On December 31, 2024, Merger Sub was struck from the Registrar of Companies of the Cayman Islands and dissolved accordingly. Merger Sub was a holding company. The management believed the disposal of Merger Sub does not represent a strategic shift, in both operating and financing aspects, because it is not changing the way it is running its business. The Company has not shifted the nature of its operations or the major geographic market area. The management believed the deconsolidation of Merger Sub does not represent a strategic shift that has (or will have) a major effect on the Company’s operations and financial results. The dissolution is not accounted for as discontinued operations in accordance with ASC 205-20.

Business Combination with a SPAC

On August 10, 2023, BWAQ entered into the Agreement and Plan of Merger (the “Business Combination Agreement”) with TOYO, Merger Sub, SinCo, and TOYO Solar (together with TOYO, Merger Sub and SinCo, the “Group Companies”, or each individually, a “Group Company”), Vietnam Sunergy Joint Venture Stock Company (“VSUN”), and Fuji Solar Co., Ltd, a Japanese company (“Fuji Solar”, together with VSUN, the “Shareholders”, or individually, a “Shareholder”).

Pursuant to the Business Combination Agreement, (a) the Group Companies, VSUN and Fuji Solar shall consummate a series of transactions involving the Group Companies, including (A) TOYO (“PubCo”) acquiring one hundred percent (100%) of the issued and paid-up share capital of 100% owned by SinCo from Fuji Solar in exchange for one (1) Ordinary Shares (and such transaction, the “Share Exchange”), and (B) 100% owned by SinCo acquiring one hundred percent (100%) of the issued and outstanding shares of capital stock of TOYO Solar from VSUN at an aggregate consideration of no less than $50,000,000 (the “SinCo Acquisition,” and together with the Share Exchange, the “Pre-Merger Reorganization”), as a result of which (i) SinCo shall become a wholly-owned subsidiary of PubCo, (ii) TOYO Solar shall become a wholly-owned subsidiary of SinCo; and (iii) immediately prior to the closing of the SinCo Acquisition, WA Global Corporation, a Cayman Islands exempted company (“WAG”), (ix) Belta Technology Company Limited, a Cayman Islands exempted company (“Belta”), and (x) BestToYo Technology Company Limited, a Cayman Islands exempted company (“BestToYo” and together with WAG and Belta, collectively, the “Sellers”)shall hold an aggregate of 41,000,000 Ordinary Shares, representing all issued and outstanding share capital of PubCo, and (b) following the consummation of the Pre-Merger Reorganization, BWAQ shall merge with and into Merger Sub, with Merger Sub continuing as the surviving company (the “Merger”), as a result of which, among other things, all of the issued and outstanding securities of BWAQ immediately prior to the filing of the plan of merger with respect to the Merger (the “Plan of Merger”) to the Registrar of Companies of the Cayman Islands, or such later time as may be specified in the Plan of Merger (the “Merger Effective Time”) shall no longer be outstanding and shall automatically be cancelled, in exchange for the right of the holders thereof to receive substantially equivalent securities of PubCo, in each case, upon the terms and subject to the conditions set forth in the Business Combination Agreement and in accordance with the provisions of the Companies Act (Revised) of the Cayman Islands and other applicable laws. The Merger, the Pre-Merger Reorganization and each of the other transactions contemplated by the Business Combination Agreement or any of the other relevant Transaction Documents (as defined in the Business Combination Agreement) are collectively referred to as “Business Combination.”

Among the 41,000,000 Ordinary Shares, an aggregate of 13,000,000 shares held by the Sellers (“Earnout Shares”) were deposited with an escrow agent in a segregated escrow account pursuant to an escrow agreement effective upon the closing of Business Combination and will be released from the escrow account and delivered to Sellers as following:

a.	Following the closing of Business Combination, if the net profit, excluding changes in fair value of Earnout Shares, of PubCo for the fiscal year ending December 31, 2024 as shown on the audited financial statements of PubCo for the fiscal year ending December 31, 2024 (such net profit, the “2024 Audited Net Profit”) is no less than $41,000,000, the 13,000,000 Ordinary Shares shall immediately become vested in full and be released from the escrow account to the Sellers, pro rata; and

b.	If the 2024 Audited Net Profit is less than $41,000,000, then (X) the portion of the ordinary shares in number equal to (i) the quotient of (a) the 2024 Audited Net Profit divided by (b) $41,000,000, multiplied by (ii) 13,000,000 ordinary shares, rounded up to the nearest whole number, shall become immediately vested and be released from the escrow account to the Sellers, pro rata, and (Y) the remaining portion of the 13,000,000 ordinary shares shall be surrendered or otherwise delivered by the Sellers to PubCo, pro rata, for no consideration or nominal consideration and cancelled by PubCo.

The Business Combination was consummated on July 1, 2024. Following the consummation of the Business Combination, the ordinary shares of TOYO commenced trading on the Nasdaq Stock Market on July 2, 2024, under the symbol “TOYO.”

Upon closing of the Business Combination, each Class A ordinary share of BWAQ was cancelled in exchange for the right to receive one ordinary share of TOYO, so TOYO had an aggregate of 46,095,743 of the Company’s ordinary shares issued, of which includes the Earnout Shares consisting of 13,000,000 of the Company’s ordinary shares deposited with an escrow agent in a segregated escrow account pursuant to an escrow agreement effective upon the closing of Business Combination and will be released from the escrow account and delivered to the existing shareholders if the Company’s net profit for the year ended December 31, 2024 are equal to or in excess of $41,000,000 and the number of Earnout Shares to be released is based on the ratio of actual 2024 audited net profit to the benchmark amount of $41,000,000.

After giving effect to the Business Combination and the issuance of the ordinary shares described above, there were 46,095,743 ordinary shares issued and 33,095,743 ordinary shares outstanding (excluding 13,000,000 Earnout Shares) on July 1, 2024. TOYO has also capitalized offering cost of $2,572,889, which was recorded as reduction against additional paid-in capital. The Company also allocated offering cost of $359,000 to contingent consideration payable, which was expensed to the account of “general and administrative expenses” in the consolidated statements of operations and comprehensive income on July 1, 2024.

The reverse recapitalization is equivalent to the issuance of securities by the Company for the net monetary assets of BWAQ, accompanied by a recapitalization. The Company debited equity for the fair value of the net liabilities of BWAQ. In the subsequent financial statements after the Business Combination, the amounts of assets and liabilities for the period before the reverse recapitalization in financial statements are presented as the Company’s and recognized and measured at their pre-combination carrying amounts.

On May 14, 2025, based on the 2024 Audited Net Profit which was reported in the Company’s Annual Report on Form 20-F for the year ended December 31, 2024, filed on May 12, 2025 (the “Form 20-F”), which excludes changes in the fair value of Earnout Shares, the Company released an aggregate of 1,712,297 Earnout Shares, which were fully vested, from the earnout escrow account (“Earnout Escrow Account”), and cancelled the remaining 11,287,703 Earnout Shares.